                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03326

Morgan Stanley U.S. Government Money Market Trust
                    (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2004

Date of reporting period: July 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley U.S. Government Money Market Trust performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended July 31, 2003

MARKET CONDITIONS

During the six months ended July 31, 2003, favorable economic trends--including accommodative monetary policy, stimulative fiscal policy, growth in productivity and gains in the stock markets--were balanced by higher unemployment, uncertainty concerning the geopolitical situation and caution within the business community regarding capital investment. Gross domestic product (GDP) grew by only 2.4 percent in the second quarter of 2003 as high levels of uncertainty continued to plague the U.S. economy. Consumer confidence fell monthly during the first quarter but bounced higher beginning in April following the conclusion of the war in Iraq. The manufacturing sector remains weak, and total nonfarm payrolls declined each month from February through July.

The Federal Reserve Open Market Committee (FOMC) maintained an accommodative posture in an attempt to encourage a faster pace of economic activity. After holding its target rate for federal funds at 1.25 percent for seven months, the FOMC lowered its target to 1.00 percent, a 45-year low, on June 25, 2003. At that meeting, the FOMC repeated its formal economic assessment announced at the previous month's meeting, which indicated that while the outlook for economic growth was balanced, there remained a risk of a substantial further fall in inflation. Against this backdrop, money market fund yield levels fell to record lows.

PERFORMANCE ANALYSIS

As of July 31, 2003, Morgan Stanley U.S. Government Money Market Trust had net assets of more than $1.3 billion. For the seven-day period ended July 31, 2003, the Fund provided an effective annualized yield of 0.37 percent and a current annualized yield of 0.37 percent, while its 30-day average annualized yield was
0.38 percent. For the six-month period ended July 31, 2003, the Fund provided a total return of 0.26 percent and an annualized total return of 0.53 percent. Past performance is no guarantee of future results.

As of the end of July, the Fund's weighted average maturity was 45 days, and 90 percent of its holdings were due to mature within three months. Throughout the past six months, given the low absolute level of money-market interest rates, we continued to place a strong emphasis on purchasing high-quality government obligations. The Fund continued to serve as a useful investment for liquidity and preservation of capital and generated a yield that reflects prevailing money market conditions.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

   PORTFOLIO COMPOSITION
   U.S. Government & Agency Discount Notes             90.8%
   Repurchase Agreements                                5.3
   U.S. Treasury Bills                                  5.0

   MATURITY SCHEDULE
   1 - 30 Days                                         51.7%
   31 - 60 Days                                        20.4
   61 - 90 Days                                        19.4
   91 - 120 Days                                        1.5
   121+ Days                                            8.1

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE FUND SEEKS HIGH CURRENT INCOME WHILE STRIVING TO PRESERVE PRINCIPAL AND LIQUIDITY. THE FUND'S PORTFOLIO DOES NOT CONTAIN ANY DERIVATIVE SECURITIES.

2. THE PORTFOLIO CONSISTS SOLELY OF SHORT-TERM SECURITIES ISSUED OR BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT OR ITS AGENCIES. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Morgan Stanley U.S. Government Money Market Trust
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED)

                                                                          ANNUALIZED
PRINCIPAL                                                                    YIELD
AMOUNT IN                                                                 ON DATE OF
THOUSANDS                  DESCRIPTION AND MATURITY DATE                   PURCHASE          VALUE
-------------------------------------------------------------------------------------------------------
            U.S. Government Agencies & Obligations (95.8%)
$732,967    Federal Home Loan Banks
              08/08/03 - 12/24/03.......................................  0.96 - 1.15%  $  732,029,584
 390,722    Federal National Mortgage Assoc.
              08/06/03 - 12/24/03.......................................  0.87 - 1.36      390,277,937
  80,000    Freddie Mac
              08/15/03 - 09/02/03.......................................  1.00 - 1.16       79,947,861
  66,000    U.S. Treasury Bills
              10/23/03 - 12/04/03.......................................  0.93 - 1.14       65,796,673
                                                                                        --------------
            Total U.S. Government Agencies & Obligations
            (Cost $1,268,052,055)....................................................    1,268,052,055
                                                                                        --------------
            Repurchase Agreements (5.3%)
  69,000    Banc of America Securities LLC due 08/01/03
              (dated 07/31/03; proceeds $69,002,147) (a)................        1.12        69,000,000
   1,101    The Bank of New York due 08/01/03
              (dated 07/31/03; proceeds $1,100,713) (b).................       0.875         1,100,686
                                                                                        --------------
            Total Repurchase Agreements
            (Cost $70,100,686).......................................................       70,100,686
                                                                                        --------------

            Total Investments
            (Cost $1,338,152,741) (c)......................................   101.1%     1,338,152,741

            Liabilities in Excess of Other Assets..........................   (1.1)        (14,924,758)
                                                                              -----     --------------
            Net Assets.....................................................   100.0%    $1,323,227,983
                                                                              =====     ==============

---------------------

    (a)  Collateralized by Federal National Mortgage Assoc.
         6.00% - 6.50% due 02/01/33 - 07/01/33 valued at $68,963,798 and Federal Mortgage Acceptance Corp. 4.50% due 06/01/18 valued at $1,416,202.
    (b) Collateralized by U.S. Treasury Note 2.00% due 11/30/04 valued at $1,122,701.
    (c)  Cost is the same for federal income tax purposes.

                       See Notes to Financial Statements
 4

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $1,338,152,741).....................................  $1,338,152,741
Cash........................................................          90,001
Prepaid expenses and other assets...........................         101,505
                                                              --------------
    Total Assets............................................   1,338,344,247
                                                              --------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................      14,238,513
    Investment management fee...............................         483,888
    Distribution fee........................................         113,988
Accrued expenses and other payables.........................         279,875
                                                              --------------
    Total Liabilities.......................................      15,116,264
                                                              --------------
    Net Assets..............................................  $1,323,227,983
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,323,161,505
Accumulated undistributed net investment income.............          66,478
                                                              --------------
    Net Assets..............................................  $1,323,227,983
                                                              ==============
    Net Asset Value Per Share,
      1,323,226,417 shares outstanding
      (unlimited shares authorized of $.01 par value).......           $1.00
                                                              ==============

                       See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $8,108,433
                                                              ----------
Expenses
Investment management fee...................................   2,825,017
Transfer agent fees and expenses............................   1,179,576
Distribution fee............................................     665,465
Shareholder reports and notices.............................      78,365
Custodian fees..............................................      36,082
Professional fees...........................................      25,319
Registration fees...........................................      13,414
Trustees' fees and expenses.................................      12,094
Other.......................................................      11,316
                                                              ----------
    Total Expenses..........................................   4,846,648

Less: amounts waived/reimbursed.............................      (1,956)
                                                              ----------
    Net Expenses............................................   4,844,692
                                                              ----------
Net Investment Income.......................................  $3,263,741
                                                              ==========

                       See Notes to Financial Statements
 6

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              JULY 31, 2003    JANUARY 31, 2003
                                                              --------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $    3,263,741    $   13,369,990
Dividends to shareholders from net investment income........      (3,329,371)      (13,304,244)
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (16,299,233)       83,017,896
                                                              --------------    --------------
    Net Increase (Decrease).................................     (16,364,863)       83,083,642
Net Assets:
Beginning of period.........................................   1,339,592,846     1,256,509,204
                                                              --------------    --------------
End of Period
(Including accumulated undistributed net investment income
of $66,478 and $132,108, respectively)......................  $1,323,227,983    $1,339,592,846
                                                              ==============    ==============

                       See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375%

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

For the six months ended July 31, 2003 and through December 31, 2003, the Investment Manager agreed to waive its fee and reimburse expenses to the extent they exceed 0.75% of the daily net assets of the Fund.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions And Transactions With Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended July 31, 2003 aggregated $24,445,095,645 and $24,464,836,545, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $170,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended July 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,587. At July 31,

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

2003, the Fund had an accrued pension liability of $58,702 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              JULY 31, 2003    JANUARY 31, 2003
                                                              --------------   ----------------
                                                               (unaudited)

Shares sold.................................................   1,529,696,845     3,093,636,400
Shares issued in reinvestment of dividends..................       3,320,015        13,261,036
                                                              --------------    --------------
                                                               1,533,016,860     3,106,897,436
Shares redeemed.............................................  (1,549,316,093)   (3,023,879,540)
                                                              --------------    --------------
Net increase (decrease).....................................     (16,299,233)       83,017,896
                                                              ==============    ==============

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX                     FOR THE YEAR ENDED JANUARY 31,
                                                      MONTHS ENDED          -----------------------------------------------------
                                                      JULY 31, 2003          2003         2002         2001      2000      1999
                                                      -------------         -------      -------      -------   -------   -------
                                                       (unaudited)
Selected Per Share Data:
Net asset value, beginning of period................     $  1.00            $  1.00      $  1.00      $  1.00   $  1.00   $  1.00
                                                         -------            -------      -------      -------   -------   -------
Net investment income from investment operations....       0.003              0.011        0.032        0.056     0.044     0.045
Less dividends from net investment income...........      (0.003)            (0.011)      (0.032)      (0.056)   (0.044)   (0.045)
                                                         -------            -------      -------      -------   -------   -------
Net asset value, end of period......................     $  1.00            $  1.00      $  1.00      $  1.00   $  1.00   $  1.00
                                                         =======            =======      =======      =======   =======   =======
Total Return........................................        0.26%(1)           1.06%        3.25%        5.80%     4.48%     4.63%
Ratios to Average Net Assets:
Expenses............................................        0.73%(2)(3)        0.74%(3)     0.74%(3)     0.78%     0.84%     0.94%
Net investment income...............................        0.49%(2)(3)        1.03%(3)     3.14%(3)     5.61%     4.34%     4.50%
Supplemental Data:
Net assets, end of period, in millions..............      $1,323             $1,340       $1,257       $1,243    $1,081    $1,017

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         July 31, 2003              0.73%               0.49%
         January 31, 2003           0.76%               1.01%
         January 31, 2002           0.81%               3.07%

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

Morgan Stanley
U.S. Government
Money Market Trust

Semiannual Report
July 31, 2003

[MORGAN STANLEY LOGO]

37960RPT-12016H03-AP-8/03

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2003

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003





                                       3